Retirement Plans Postretirement and Postemployment Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for defined benefit pension plans	$ 792,912,000	$ 752,659,000
Combined pension plan and SERP contributions	30,903,000	44,763,000
Corporation's matching obligations	$ 14,893,000	13,235,000	$ 12,444,000
Defined contribution plan name	401(a)
Accrued postemployment benefits	$ 1,119,000	1,146,000
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	50.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 104,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	26,000
Actuarial gain (loss), recognized in net periodic benefit cost	13,184,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	3,263,000
Transition assets, recognized in net periodic benefit cost	1,000
Combined pension plan and SERP contributions	30,903,000	44,763,000
SERP Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	37,400,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	2,445,000
Actuarial gain (loss), recognized in net periodic benefit cost	226,000
Combined pension plan and SERP contributions	3,385,000	$ 3,127,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	605,000
Actuarial gain (loss) , recognized in net periodic benefit cost - deferred tax asset and liability	56,000
Postretirement Health Care Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	$ 2,560,000